Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans at amortized cost:
Retails	₩ 134,423,473	₩ 120,832,081
Corporations	161,029,877	152,164,476
Credit card	24,024,491	22,447,614
Securities at amortized cost:
Other financial assets	17,477,778	16,837,141
Borrowings debts:
Borrowings	34,863,156	29,818,542
Debts:
Other financial liabilities	28,231,911	20,545,181
Carrying value
Assets:
Deposits at amortized cost	25,840,858	14,731,395
Loans at amortized cost:
Retails	134,510,282	125,265,676
Corporations	159,560,873	146,302,462
Public and other funding loans	3,427,855	2,868,154
Loans between banks	2,629,999	3,579,169
Credit card	23,115,970	21,594,011
Securities at amortized cost:
Government bonds	30,385,084	18,000,454
Financial institution bonds	4,770,204	2,171,623
Debentures	10,426,777	8,306,059
Other financial assets	17,477,778	16,837,141
Financial assets at amortized cost, Total	412,145,680	359,656,144
Deposit liabilities:
Demand deposits	116,282,707	106,160,834
Time deposits	158,427,447	139,644,763
Certificate of deposit	9,707,791	9,247,088
Issued bill deposit	4,579,587	4,087,530
CMA Deposits	3,987,372	4,084,709
Other	1,889,352	1,775,266
Borrowings debts:
Call-money	712,247	1,425,162
Bills sold	19,070	14,536
Bonds sold under repurchase agreements	9,089,736	7,614,659
Borrowings	25,042,103	20,764,185
Debts:
Borrowings in won	64,717,212	54,769,670
Borrowings in foreign currency	10,646,152	8,458,029
Other financial liabilities	28,231,911	20,545,181
Financial liabilities at amortized cost, Total	433,332,687	378,591,612
Fair value
Assets:
Deposits at amortized cost	25,852,497	14,731,327
Loans at amortized cost:
Retails	135,620,862	126,266,820
Corporations	160,818,205	147,420,557
Public and other funding loans	3,446,485	2,891,202
Loans between banks	2,644,603	3,580,576
Credit card	23,489,180	21,930,174
Securities at amortized cost:
Government bonds	32,242,339	18,974,413
Financial institution bonds	4,882,081	2,195,425
Debentures	10,878,059	8,506,853
Other financial assets	17,493,331	16,859,986
Financial assets at amortized cost, Total	417,367,642	363,357,333
Deposit liabilities:
Demand deposits	116,282,707	106,160,834
Time deposits	158,478,949	139,580,314
Certificate of deposit	9,714,806	9,298,457
Issued bill deposit	4,579,425	4,087,338
CMA Deposits	3,987,372	4,084,709
Other	1,889,700	1,775,276
Borrowings debts:
Call-money	712,247	1,425,162
Bills sold	19,035	14,506
Bonds sold under repurchase agreements	9,089,736	7,614,659
Borrowings	25,205,292	20,844,318
Debts:
Borrowings in won	65,322,413	55,240,467
Borrowings in foreign currency	10,783,027	8,265,842
Other financial liabilities	27,949,306	20,233,920
Financial liabilities at amortized cost, Total	434,014,015	378,625,802
Level 1
Assets:
Deposits at amortized cost	3,133,425	3,364,995
Loans at amortized cost:
Retails	0	0
Corporations	108	0
Public and other funding loans	0	0
Loans between banks	0	590
Credit card	0	0
Securities at amortized cost:
Government bonds	20,524,820	7,887,135
Financial institution bonds	2,252,484	719,925
Debentures	0	0
Other financial assets	526,813	74,625
Financial assets at amortized cost, Total	26,437,650	12,047,270
Deposit liabilities:
Demand deposits	1,053,963	1,136,610
Time deposits	0	0
Certificate of deposit	0	0
Issued bill deposit	0	0
CMA Deposits	0	0
Other	1,747,509	1,665,090
Borrowings debts:
Call-money	174,000	465,000
Bills sold	0	0
Bonds sold under repurchase agreements	6,734,162	5,243,217
Borrowings	0	0
Debts:
Borrowings in won	0	0
Borrowings in foreign currency	0	0
Other financial liabilities	526,685	74,638
Financial liabilities at amortized cost, Total	10,236,319	8,584,555
Level 2
Assets:
Deposits at amortized cost	22,149,706	10,587,086
Loans at amortized cost:
Retails	0	0
Corporations	0	0
Public and other funding loans	0	0
Loans between banks	960,827	2,498,193
Credit card	0	0
Securities at amortized cost:
Government bonds	11,717,519	11,087,278
Financial institution bonds	2,629,597	1,475,500
Debentures	10,792,000	8,423,809
Other financial assets	10,813,821	11,606,369
Financial assets at amortized cost, Total	59,063,470	45,678,235
Deposit liabilities:
Demand deposits	115,216,336	104,998,305
Time deposits	0	0
Certificate of deposit	0	0
Issued bill deposit	0	0
CMA Deposits	3,987,372	4,084,709
Other	0	0
Borrowings debts:
Call-money	538,247	960,162
Bills sold	0	0
Bonds sold under repurchase agreements	0	0
Borrowings	0	123,874
Debts:
Borrowings in won	43,747,553	36,335,879
Borrowings in foreign currency	7,535,065	5,558,527
Other financial liabilities	7,932,723	6,630,725
Financial liabilities at amortized cost, Total	178,957,296	158,692,181
Level 3
Assets:
Deposits at amortized cost	569,366	779,246
Loans at amortized cost:
Retails	135,620,862	126,266,820
Corporations	160,818,097	147,420,557
Public and other funding loans	3,446,485	2,891,202
Loans between banks	1,683,776	1,081,793
Credit card	23,489,180	21,930,174
Securities at amortized cost:
Government bonds	0	0
Financial institution bonds	0	0
Debentures	86,059	83,044
Other financial assets	6,152,697	5,178,992
Financial assets at amortized cost, Total	331,866,522	305,631,828
Deposit liabilities:
Demand deposits	12,408	25,919
Time deposits	158,478,949	139,580,314
Certificate of deposit	9,714,806	9,298,457
Issued bill deposit	4,579,425	4,087,338
CMA Deposits	0	0
Other	142,191	110,186
Borrowings debts:
Call-money	0	0
Bills sold	19,035	14,506
Bonds sold under repurchase agreements	2,355,574	2,371,442
Borrowings	25,205,292	20,720,444
Debts:
Borrowings in won	21,574,860	18,904,588
Borrowings in foreign currency	3,247,962	2,707,315
Other financial liabilities	19,489,898	13,528,557
Financial liabilities at amortized cost, Total	₩ 244,820,400	₩ 211,349,066